Long-term assets - E.2.1. Accounting for property, plant and equipment (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fiber optic network
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years	15 years
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		5 years
Towers, poles and ducts
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		25 years	15 years
Civil works of towers, poles and ducts
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		15 years	10 years
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
Bottom of range | Related equipment/software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range | Networks (including civil works)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years	5 years
Bottom of range | Other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Top of range | Related equipment/software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Top of range | Networks (including civil works)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years	7 years
Top of range | Other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years